UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02884

Barrett Opportunity Fund, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

BARRETT OPPORTUNITY FUND, INC.

FORM N-Q

NOVEMBER 30, 2008

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited)	November 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.1%
14,850	Liberty Homes Inc.: Class A Shares (a)	$17,746
22,050	Liberty Homes Inc.: Class B Shares (a)	49,502

	Total Household Durables	67,248

Media - 1.5%
40,000	Omnicom Group Inc.	1,131,600

	TOTAL CONSUMER DISCRETIONARY	1,198,848

CONSUMER STAPLES - 4.8%
Food & Staples Retailing - 0.0%
96,000	FHC Delaware Inc. (a)(b)*	0

Food Products - 2.3%
47,400	Hershey Co.	1,706,400

Household Products - 2.5%
29,900	Procter & Gamble Co.	1,924,065

	TOTAL CONSUMER STAPLES	3,630,465

ENERGY - 20.6%
Energy Equipment & Services - 1.3%
13,300	Diamond Offshore Drilling Inc.	981,540

Oil, Gas & Consumable Fuels - 19.3%
10,176	EnCana Corp.	476,338
95,100	Murphy Oil Corp.	4,189,155
19,600	Overseas Shipholding Group Inc.	726,376
170,100	Royal Dutch Shell PLC, ADR, Class A Shares	9,091,845

	Total Oil, Gas & Consumable Fuels	14,483,714

	TOTAL ENERGY	15,465,254

FINANCIALS - 44.3%
Capital Markets - 15.1%
375,071	Bank of New York Mellon Corp.	11,330,895

Diversified Financial Services - 3.4%
130,600	Leucadia National Corp.	2,553,230

Insurance - 20.4%
264,700	Chubb Corp.	13,594,992
76,500	CNA Financial Corp.	1,052,640
24,700	Loews Corp.	676,533

	Total Insurance	15,324,165

Real Estate Investment Trusts (REITs) - 2.9%
65,890	Rayonier Inc.	2,200,726

Real Estate Management & Development - 2.5%
183,400	Forest City Enterprises Inc.: Class A Shares	1,093,064
135,900	Forest City Enterprises Inc.: Class B Shares (c)	815,400

	Total Real Estate Management & Development	1,908,464

	TOTAL FINANCIALS	33,317,480

HEALTH CARE - 2.6%
Health Care Providers & Services - 2.6%
55,308	WellPoint Inc. *	1,968,965

INDUSTRIALS - 20.0%
Aerospace & Defense - 8.2%
104,800	General Dynamics Corp.	5,415,016
9,900	Lockheed Martin Corp.	763,389

	Total Aerospace & Defense	6,178,405

See Notes to Schedule of Investments.

BARRETT OPPORTUNITY FUND, INC.

Schedule of Investments (unaudited) (continued)	November 30, 2008

SHARES	SECURITY	VALUE
Building Products - 2.9%
40,700	Ameron International Corp.	$2,192,916

Commercial Services & Supplies - 0.2%
96,650	TRC Cos. Inc. *	154,640

Electrical Equipment - 0.7%
38,000	ABB Ltd., ADR	491,340

Industrial Conglomerates - 7.2%
41,200	General Electric Co.	707,404
285,710	Koninklijke Philips Electronics NV, New York Registered Shares	4,677,073

	Total Industrial Conglomerates	5,384,477

Marine - 0.8%
23,400	Alexander & Baldwin Inc.	604,890

	TOTAL INDUSTRIALS	15,006,668

MATERIALS - 2.2%
Chemicals - 2.2%
20,842	Monsanto Co.	1,650,686

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $18,327,499)	72,238,366

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.8%
Repurchase Agreement - 3.8%
$2,833,000	State Street Bank & Trust Co. dated 11/28/08, 0.010% due 12/1/08; Proceeds at maturity - $2,833,002; (Fully collateralized by U.S. Treasury Bill, 0.000% due 5/28/09; Market value - $2,892,750) (Cost - $2,833,000)	2,833,000

	TOTAL INVESTMENTS - 99.9% (Cost - $21,160,499#)	75,071,366

	Other Assets in Excess of Liabilities - 0.1%	84,176

	TOTAL NET ASSETS - 100.0%	$75,155,542

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).

(c)	Convertible into Forest City Enterprises Inc., Class A Shares.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Barrett Opportunity Fund, Inc. (the “Fund”) is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	November 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$75,071,366	$72,238,366	$2,833,000	—

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$56,997,587
Gross unrealized depreciation	(3,086,720)

Net unrealized appreciation	$53,910,867

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barrett Opportunity Fund, Inc.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ PETER H. SHRIVER
Peter H. Shriver
Chief Executive Officer

Date:	January 23, 2009

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	January 23, 2009